FORWARD FUNDS

Forward Legato Fund

Supplement dated September 24, 2010

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”);

and Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus (the

“Load Prospectus”)

each dated May 1, 2010, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND CHANGES IN INVESTMENT POLICIES

The following information applies to the Forward Legato Fund only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 22-23, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) a change of name of the Fund to the “Forward Focus Fund”; (ii) changes to the principal investment strategies and principal risks of the Fund; (iii) the addition of a new primary index for the Fund; and (iv) the termination of the Investment Sub-Advisory Agreements among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and each of Netols Asset Management, Inc. (“NAM”), Riverbridge Partners, LLC (“Riverbridge”) and Conestoga Capital Advisors, LLC (“CCA”).

Change of Name

Effective October 20, 2010, all references in the No-Load Prospectus and the Load Prospectus to “Forward Legato Fund” shall be replaced with “Forward Focus Fund.”

****

Changes to Principal Investment Strategies

Effective October 20, 2010, the section titled “Principal Investment Strategies” on page 60 of the No-Load Prospectus and pages 60 through 61 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $6 billion at the time of initial purchase. The Fund may continue to hold securities whose market capitalizations exceed $6 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

****

Changes to Principal Risks

Effective October 20, 2010, the section titled “Principal Risks” on pages 60 through 61 of the No-Load Prospectus and page 61 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

****

Addition of New Primary Index

Effective October 20, 2010, in connection with the aforementioned changes to the Fund’s principal investment strategies, the Russell 2500 Index will be added as the new primary index for the Fund. Accordingly, effective October 20, 2010, the following changes shall be made:

The first paragraph under the section titled “Performance Information” on page 61 of the No-Load Prospectus shall be replaced in its entirety to read as follows:

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses.

As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

The section titled “Average Annual Total Returns” on page 61 of the No-Load Prospectus shall be replaced in its entirety to read as follows:

Average Annual Total Returns For the period ended December 31, 2009	1 Year	Since Inception
Forward Focus Fund – Institutional Class Shares
(Inception: 5/1/08)
Return Before Taxes	27.00%	-4.60%
Return After Taxes on Distributions(1)	26.97%	-4.34%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.58%	-3.50%
Russell 2500 Index	34.39%	-7.70%
Russell 2000 Index	27.17%	-7.36%
Forward Focus Fund – Investor Class Shares
(Inception: 10/21/08)
Return Before Taxes	26.44%	14.10%
Russell 2500 Index	34.39%	19.35%
Russell 2000 Index	27.17%	13.73%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective October 20, 2010, the Russell 2500 Index replaced the Russell 2000 Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indices will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

The first paragraph under the section titled “Performance Information” on page 61 of the Load Prospectus shall be replaced in its entirety to read as follows:

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

The section titled “Average Annual Total Returns” on page 61 of the Load Prospectus shall be replaced in its entirety to read as follows:

Average Annual Total Returns For the period ended December 31, 2009	1 Year	Since Inception
Forward Focus Fund – Class A (Inception: 4/1/05)
Return Before Taxes	19.05%	3.50%
Return After Taxes on Distributions(1)	19.02%	1.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.41%	1.88%
Russell 2500 Index	34.39%	2.42%
Russell 2000 Index	27.17%	1.70%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective October 20, 2010, the Russell 2500 Index replaced the Russell 2000 Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indices will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

****

Termination of NAM, Riverbridge and CCA as Sub-Advisors

Effective October 20, 2010, NAM, Riverbridge and CCA will each cease serving as the Fund’s sub-advisors and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective October 20, 2010, the sections titled “Investment Advisor” and “Sub-Advisors/Portfolio Managers” on pages 62 of the No-Load Prospectus and page 61 of the Load Prospectus will be replaced in their entirety to read as follows:

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Asset Management, Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Coleman has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Coleman, Ruff and Brewington have managed the Fund since October 2010.

****

Effective October 20, 2010, the information concerning the following principal risks with respect to the Fund as contained in the table identifying the principal and non-principal risks of the Forward Funds on page 98 of the No-Load Prospectus and pages 95 through 96 of the Load Prospectus shall be revised to read as follows:

RISKS:	Forward Focus Fund
Foreign Securities	P
Multi-Manager	N/A
Portfolio Turnover	N/P

****

Effective October 20, 2010, the third sentence of the second paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 106 of the No-Load Prospectus and page 104 of the Load Prospectus shall be revised to read as follows:

Forward Management directly manages the assets of the Allocation Funds, Forward Focus Fund, Forward Frontier Markets Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

****

Effective October 20, 2010, the first sentence of the eleventh paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 107 of the No-Load Prospectus and page 105 of the Load Prospectus shall be revised to read as follows:

The Forward Focus Fund, Forward International Dividend Fund, and Forward Large Cap Equity Fund are team managed and all investment decisions are made jointly by the team.

****

Effective October 20, 2010, the last sentence of the twelfth paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 107 of the No-Load Prospectus and page 105 of the Load Prospectus shall be revised to read as follows:

Mr. O’Donnell has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, and the Forward Focus Fund since October 2010.

****

Effective October 20, 2010, the last sentence of the thirteenth paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 107 of the No-Load Prospectus and pages 105 through 106 of the Load Prospectus shall be revised to read as follows:

Mr. Ruff has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009 and the Forward Focus Fund since October 2010.

****

Effective October 20, 2010, the last sentence of the fourteenth paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 107 of the No-Load Prospectus and page 106 of the Load Prospectus shall be revised to read as follows:

Mr. Coleman has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, and the Forward Focus Fund since October 2010.

****

Effective October 20, 2010, the last sentence of the fifteenth paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 107 of the No-Load Prospectus and page 106 of the Load Prospectus shall be revised to read as follows:

Mr. Brewington has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, and the Forward Focus Fund since October 2010.

****

Effective October 20, 2010, the information concerning the Fund’s sub-advisors contained on page 113 of the No-Load Prospectus and pages 111 through 112 of the Load Prospectus under the section titled “Management of the Funds – Sub-Advisors/Portfolio Managers” shall be deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP LEGATO STAT 09242010

FORWARD FUNDS

Forward Legato Fund

Supplement dated September 24, 2010

to the

Summary Prospectus for Investor Class and Institutional Class Shares of Forward Legato Fund

dated May 1, 2010

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND INVESTMENT POLICY

The following information applies to the Forward Legato Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 22-23, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) a change of name of the Fund to the “Forward Focus Fund”; (ii) changes to the principal investment strategies and principal risks of the Fund; (iii) the addition of a new primary index for the Fund; and (iv) the termination of the Investment Sub-Advisory Agreements among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and each of Netols Asset Management, Inc. (“NAM”), Riverbridge Partners, LLC (“Riverbridge”) and Conestoga Capital Advisors, LLC (“CCA”).

Change of Name

Effective October 20, 2010, all references in the Summary Prospectus to “Forward Legato Fund” shall be replaced with “Forward Focus Fund.”

****

Changes to Principal Investment Strategies

Effective October 20, 2010, the section titled “Principal Investment Strategies” on pages 1 and 2 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $6 billion at the time of initial purchase. The Fund may continue to hold securities whose market capitalizations exceed $6 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

****

Change to Principal Risks

Effective October 20, 2010, the section titled “Principal Risks” on page 2 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

****

Addition of New Primary Index

Effective October 20, 2010, in connection with the aforementioned changes to the Fund’s principal investment strategies, the Russell 2500 Index will be added as the new primary index for the Fund. Accordingly, effective October 20, 2010, the first paragraph under the section titled “Performance Information” on page 2 of the Summary Prospectus shall be replaced in its entirety to read as follows:

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

In addition, effective October 20, 2010, the section titled “Average Annual Total Returns” on page 2 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Average Annual Total Returns For the period ended December 31, 2009	1 Year	Since Inception
Forward Focus Fund – Institutional Class Shares (Inception: 5/1/08)
Return Before Taxes	27.00%	-4.60%
Return After Taxes on Distributions(1)	26.97%	-4.34%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.58%	-3.50%
Russell 2500 Index	34.39%	-7.70%
Russell 2000 Index	27.17%	-7.36%
Forward Focus Fund – Investor Class Shares (Inception: 10/21/08)
Return Before Taxes	26.44%	14.10%
Russell 2500 Index	34.39%	19.35%
Russell 2000 Index	27.17%	13.73%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective October 20, 2010, the Russell 2500 Index replaced the Russell 2000 Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indices will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

****

Termination of NAM, Riverbridge and CCA as Sub-Advisors

Effective October 20, 2010, NAM, Riverbridge and CCA will each cease serving as the Fund’s sub-advisors and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective October 20, 2010, the sections titled “Investment Advisor” and “Sub-Advisors/Portfolio Managers” on pages 2 and 3 of the Summary Prospectus will be replaced in their entirety to read as follows:

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Asset Management, Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Coleman has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Coleman, Ruff and Brewington have managed the Fund since October 2010.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP LEGATO NLSUM 09242010

FORWARD FUNDS

Forward Legato Fund

Supplement dated September 24, 2010

to the

Summary Prospectus for Class A Shares and Class C Shares of Forward Legato Fund

dated May 1, 2010

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND INVESTMENT POLICY

The following information applies to the Forward Legato Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 22-23, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) a change of name of the Fund to the “Forward Focus Fund”; (ii) changes to the principal investment strategies and principal risks of the Fund; (iii) the addition of a new primary index for the Fund; and (iv) the termination of the Investment Sub-Advisory Agreements among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and each of Netols Asset Management, Inc. (“NAM”), Riverbridge Partners, LLC (“Riverbridge”) and Conestoga Capital Advisors, LLC (“CCA”).

Change of Name

Effective October 20, 2010, all references in the Summary Prospectus to “Forward Legato Fund” shall be replaced with “Forward Focus Fund.”

****

Changes to Principal Investment Strategies

Effective October 20, 2010, the section titled “Principal Investment Strategies” on pages 1 and 2 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $6 billion at the time of initial purchase. The Fund may continue to hold securities whose market capitalizations exceed $6 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

****

Change to Principal Risks

Effective October 20, 2010, the section titled “Principal Risks” on page 2 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

****

Addition of New Primary Index

Effective October 20, 2010, in connection with the aforementioned changes to the Fund’s principal investment strategies, the Russell 2500 Index will be added as the new primary index for the Fund. Accordingly, effective October 20, 2010, the first paragraph under the section titled “Performance Information” on page 2 of the Summary Prospectus shall be replaced in its entirety to read as follows:

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

In addition, effective October 20, 2010, the section titled “Average Annual Total Returns” on page 3 of the Summary Prospectus shall be replaced in its entirety to read as follows:

Average Annual Total Returns For the period ended December 31, 2009	1 Year	Since Inception
Forward Focus Fund – Class A (Inception: 4/1/05)
Return Before Taxes	19.05%	3.50%
Return After Taxes on Distributions(1)	19.02%	1.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.41%	1.88%
Russell 2500 Index	34.39%	2.42%
Russell 2000 Index	27.17%	1.70%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective October 20, 2010, the Russell 2500 Index replaced the Russell 2000 Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies.

Information on both indices will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

****

Termination of NAM, Riverbridge and CCA as Sub-Advisors

Effective October 20, 2010, NAM, Riverbridge and CCA will each cease serving as the Fund’s sub-advisors and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective October 20, 2010, the sections titled “Investment Advisor” and “Sub-Advisors/Portfolio Managers” on page 3 of the Summary Prospectus will be replaced in their entirety to read as follows:

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Asset Management, Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Coleman has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Coleman, Ruff and Brewington have managed the Fund since October 2010.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP LEGATO LSUM 09242010

FORWARD FUNDS

Supplement dated September 24, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to incorporate changes of the name and advisory arrangement of the Forward Legato Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of October 20, 2010:

Change of Name of the Fund

Effective October 20, 2010, all references in the SAI to “Forward Legato Fund” shall be replaced with “Forward Focus Fund.”

****

Change of Advisory Arrangement of the Fund

Effective October 20, 2010, all references in the SAI to Netols Asset Management, Inc., Riverbridge Partners, LLC and Conestoga Capital Advisors, LLC as the sub-advisors to the Fund and to Jeffrey W. Netols, Mark A. Thompson, Rick D. Moulton, CFA, Dana L. Feick, CFA, Phillip W. Dobrzynski, CFA, William C. Martindale Jr. and Robert M. Mitchell as the portfolio managers of the Fund shall be deleted.

****

Effective October 20, 2010, the first sentence of the third paragraph under the heading “ORGANIZATION OF FORWARD FUNDS” on page 3 of the SAI shall be revised to read as follows:

The Forward Emerging Markets Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund (formerly the Forward Legato Fund), and Forward Real Estate Fund are successor mutual funds to previously operational funds with the same respective names (each a “Predecessor Forward Fund” and collectively, the “Predecessor Forward Funds”), which were series of a separate legal entity called Forward Funds, Inc. (the “Predecessor Company”), a Maryland corporation.

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Effective October 20, 2010, the first sentence of the third paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 14 of the SAI shall be revised to read as follows:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Focus Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund (collectively, the “Forward Management Directly Advised Funds”).

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Effective October 20, 2010, the following changes shall be made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 17 - 23 of the SAI:

The first sentence of the second paragraph on page 19 is replaced in its entirety to read as follows:

The Investment Advisor compensates the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund out of the Investment Advisor’s revenues.

The first sentence of the paragraph on page 21 is revised to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, and Forward Mortgage Securities Fund are paid an annual fee from the Trust on behalf of the Fund.

The reference to the Fund in the table on page 21 concerning the sub-advisory fee rates is removed in its entirety.

The first sentence of the paragraph on page 23 is revised to read as follows:

With respect to the Forward Long/Short Credit Analysis Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable will be half of the fee otherwise payable to the Sub-Advisor.

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Effective October 20, 2010, the following information regarding the other accounts managed by the portfolio managers of the Fund shall replace the information under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC – Forward International Dividend Fund and Forward Large Cap Equity Fund” on pages 40 and 41 of the SAI:

Forward Focus Fund, Forward International Dividend Fund, and Forward Large Cap Equity Fund

The portfolio managers responsible for the day-to-day management of the Forward Focus Fund, Forward International Dividend Fund, and Forward Large Cap Equity Fund are Jim O’Donnell, CFA, David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Ruff, Coleman, and Brewington managed as of August 30, 2010:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	17	$2,598.3	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	5	$1.9	0	$0

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	2	$18.1	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	345	$128.0	0	$0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	2	$18.1	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	345	$128.0	0	$0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	2	$18.1	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	345	$128.0	0	$0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Ruff, Coleman, and Brewington consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3, and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA (which is the benchmark for the Forward International Dividend Fund), MSCI EAFE Index, Russell 2500 Index (which is the benchmark for the Forward Focus Fund), and S&P 500 Index (which is the benchmark for the Forward Large Cap Equity Fund). In addition, Mr. Ruff maintains an equitylike economic interest in the enterprise value of the business unit that is comprised of the portfolios he manages.

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Effective October 20, 2010, the information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 43 through 45 of the SAI shall be replaced to read as follows:

Information as of December 31, 2009 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell**	Forward Focus Fund	A
David Ruff**	Forward Focus Fund	A
Randall Coleman**	Forward Focus Fund	A
Bruce Brewington**	Forward Focus Fund	C

*	Key to Dollar Ranges
**	Information as of August 30, 2010
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP LEGATO SAI 09242010